Share Capital (Details 1) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [line items]
Dividend per share (in absolute Rs.)	₨ 20	₨ 20	₨ 20
Dividend distribution tax on the dividend paid	₨ 602	₨ 682	₨ 675
Dividend paid during the year	₨ 3,916	₨ 4,002	₨ 3,992